Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Schedule of Common Stock Issued and Outstanding	The following shares of common stock are issued and outstanding at:
	2023		2022
	Number	Amount	Number	Amount
Class A Common Stock	114,926,700	741,410	111,467,763	$741,013
Class C Common Stock	165,353,621	16,535	167,662,214	16,766
Class D Common Stock	105,782,403	10,578	105,782,403	10,578

Balance	386,062,724	768,523	384,912,380	$768,357

Schedule of the Company Among Its Shareholders for the Purpose of Winding-Up of its Affairs Subject to the Rights of the Preferred Shares	The holders of shares of Class A Common Stock are entitled to one vote for each share of Class A Common Stock held at any meeting of shareholders of the Company. The holders of Class A Common Stock are entitled to receive dividends and other distributions declared or paid by the Company. The holders of Class A Common Stock are entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares.
Number of Class A Common Stock
Balance December 31, 2022	111,467,763
Issuance of Class A Common Stock in connection with Callin acquisition	981,243
Issuance of Class A Common Stock upon vesting of stock awards, net share settlement on restricted stock units	195,832
Issuance of Class A Common Stock in exchange for Class C Common Shares	2,308,593
Holdback of Class A Common Stock for the repayment of domain name loan in connection with the acquisition of Locals Technology Inc.	(26,731)
Balance December 31, 2023	114,926,700
Number of Class A Common Stock
Balance December 31, 2021	—
Issuance of Class A Common Stock in exchange for Legacy Rumble Class A and B common shares	48,970,404
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants	14,153,048
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction	10,875,000
Issuance of Class A Common Stock in exchange for CFVI Class B common shares	7,500,000
Issuance of Class A Common Stock in connection with public shares	29,969,311
Balance December 31, 2022	111,467,763
Number of Class C Common Stock
Balance December 31, 2022	167,662,214
Issuance of Class A Common Stock in exchange for Class C Common Shares	(2,308,593)
Balance December 31, 2023	165,353,621
Number of Class C Common Stock
Balance December 31, 2021	—
Issuance of C Common Stock in exchange for Legacy Rumble Class A and B common shares	168,762,214
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement	(1,100,000)
Balance December 31, 2022	167,662,214
Number of Class D Common Stock
Balance December 31, 2021	—
Issuance of Class D Common Stock in the Key Individual Subscription Agreement	105,782,403
Balance December 31, 2022 and 2023	105,782,403